Subsequent events (Detail Textuals 2)	3 Months Ended								1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013	Dec. 31, 2012 USD ($)	Mar. 01, 2012	Feb. 01, 2012	Jan. 25, 2014 Subsequent events	Jul. 25, 2013 Subsequent events	Dec. 31, 2012 Subsequent events USD ($)	Jan. 25, 2013 Subsequent events Charles Vista, LLC (the "Placement Agent") Placement Agent Warrants USD ($)	Jan. 25, 2013 Subsequent events Charles Vista, LLC (the "Placement Agent") Placement Agent Warrants
Subsequent Event [Line Items]
Cash fee to placement agent									$ 1,050,000
Cash fee to placement agent gross proceeds percentage									10.00%
Non-accountable expense allowance									315,000
Non-accountable expense allowance gross proceeds percentage									3.00%
Consulting Fee									60,000
Other closings costs incurred									500,000
Net proceeds from issuance of common stock and warrants	8,575,000								8,575,000
Term of warrants									5 years
Number of common stocks called by warrants										5,250,000
Percentage of shares of common stock called by warrants									20.00%
Exercise price of warrants (in Canadian dollars per warrant)		0.50		0.50	0.50	1.20	0.96			0.80
Percentage of funds solicited by placement agent considered to pay warrant solicitation fee									5.00%
Deferred costs			$ 90,771					$ 90,771